UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-22802

FS CREDIT OPPORTUNITIES CORP.

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Credit Opportunities Corp.

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

The following details FS Credit Opportunities Corp.’s proxy voting record for the period from July 1, 2022 through June 30, 2023:

Issuer:	Saturn Oil & Gas Inc.
CUSIP:	80412L883
Meeting Date:	May 24, 2023
Item No.	Proposal	Proposed By	Vote	Management Recommendation
1	Fix Number of Directors at Eight	Management	For	For
2	Elect Director John Jeffrey	Management	Withold	For
3	Elect Director Ivan Bergerman	Management	Withold	For
4	Elect Director Murray (Jim) Payne	Management	For	For
5	Elect Director Christopher Ryan	Management	Withold	For
6	Elect Director Grant MacKenzie	Management	Withold	For
7	Elect Director Thomas Gutschlag	Management	For	For
8	Elect Director S. Janet Yang	Management	For	For
9	Elect Director Andrew Claugus	Management	For	For
10	Approve KPMG LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	For
11	Approve Omnibus Long-Term Incentive Plan	Management	Against	For
12	Approve Advance Notice Requirement	Management	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Opportunities Corp.

By:	/S/ Michael C. Forman
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	August 29, 2023